Share-Based Payments Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended							12 Months Ended													12 Months Ended
	Dec. 31, 2011 years	Dec. 25, 2010	Dec. 26, 2009	Dec. 31, 2011 Class B common stock, non-voting	Dec. 25, 2010 Class B common stock, non-voting	Dec. 26, 2009 Class B common stock, non-voting	Dec. 28, 2008 Class B common stock, non-voting	Dec. 31, 2011 Options and SOSARs	Dec. 25, 2010 Options and SOSARs	Dec. 26, 2009 Options and SOSARs	Dec. 31, 2011 Stock options	Dec. 25, 2010 Stock options	Dec. 26, 2009 Stock options	Dec. 31, 2009 Stock options	Dec. 31, 2011 Rsus and Dsus [Member]	Dec. 25, 2010 Rsus and Dsus [Member]	Dec. 26, 2009 Rsus and Dsus [Member]	Dec. 31, 2011 DSUs	Dec. 25, 2010 DSUs	Dec. 26, 2009 DSUs	Dec. 31, 2011 Pus and Psus [Member]	Dec. 25, 2010 Pus and Psus [Member]	Dec. 26, 2009 Pus and Psus [Member]	Dec. 31, 2011 PUs	Dec. 25, 2010 PUs	Dec. 26, 2009 PUs	Dec. 31, 2011 PUs Class B common stock, non-voting	Dec. 25, 2010 PSUs	Dec. 31, 2011 SOSARs	Dec. 25, 2010 SOSARs	Dec. 31, 2011 RSUs, DSUs, PUs and PSUs	Dec. 25, 2010 RSUs, DSUs, PUs and PSUs	Dec. 26, 2009 RSUs, DSUs, PUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)											700,000	700,000	700,000		300,000	300,000	200,000							600,000	700,000	2,400,000		0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value														$ 10.33										$ 11.67	$ 9.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								$ 43.1	$ 91.6															$ 22.9	$ 20.6
Weighted-average exercise price of shares granted (in dollars per share)								$ 44.18			$ 9.60	$ 10.95			$ 44.27	$ 43.61	$ 42.07	$ 43.53	$ 45.25	$ 42.82
Share-based Compensation Arrangement by Share-based Payment Award Payout Value Low End of Range																								0
Share-based Compensation Arrangement by Share-based Payment Award Payout Value High End of Range																								2
Common Stock, Issued (in shares)				162,700,000.0	162,000,000.0	159,400,000.0	157,100,000.0																				0.0
Share Based Compensation Arrangement By Share Based Payment Award Term Of Award											10 years																		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years										3 years				3 years														3 years
Pre-tax compensation expense (in dollars)								5.6	6.4	5.9								0.7	0.6	0.6	8.7	7.4	4.8
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	one-third
Mark-to-market stock-based compensation (benefit) expense, before tax (in dollars)				0.1	2.6	3.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value								3.9	16.0	22.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value																															29.3	15.0	11.4
Granted (in shares)								700,000
Adjustments to Additional Paid in Capital, Mark-to-Market		0	0
Total unrecognized compensation expense related to non-vested shares from share-based compensation arrangements (in dollars)	$ 25.1
Weighted-average period over which compensation expense is expected to be recognized (in years)	1.1
Stock approved by Board of Directors and available for issuance (in shares)	3,700,000